PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - International - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plans
Total plan assets	$ 897.2	$ 734.4	$ 631.8
Cash | Total
Defined Benefit Plans
Total plan assets at fair value	3.8	1.2
Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	469.9	329.9
Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	41.2	36.3
Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	49.5	98.2
Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	332.8	268.8
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	3.8	1.2
Significant Other Observable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 41.2	$ 36.3